Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures [line items]
Ownership Percentage	100.00%
Investments accounted for using equity method | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	36.40%	36.40%
Carrying Amount	$ 3,632	$ 3,348
Investments accounted for using equity method | Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	29.30%	28.80%
Carrying Amount	$ 2,267	$ 2,128
Investments accounted for using equity method | Leao Alimentos e Bebidas, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	25.10%	24.70%
Carrying Amount	$ 388	$ 404
Investments accounted for using equity method | Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Ownership Percentage	26.50%	26.50%
Carrying Amount	$ 157	$ 178
Investments accounted for using equity method | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	35.00%	35.00%
Carrying Amount	$ 100	$ 102
Investments accounted for using equity method | Trop Frutas do Brasil, LTDA.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	23.90%	23.60%
Carrying Amount	$ 13	$ 55
Investments accounted for using equity method | Alimentos de Soja S.A.U.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	10.70%	10.70%
Carrying Amount	$ 282	$ 263
Investments accounted for using equity method | Others
Disclosure of associates and joint ventures [line items]
Carrying Amount	94	116
Investments accounted for using equity method | Investment in associates and joint ventures
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method	$ 8,452	$ 7,494
Investments accounted for using equity method | Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Investments accounted for using equity method | Dispensadoras de Café, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 189	$ 183
Investments accounted for using equity method | Fountain Agua Mineral, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 752	$ 699
Investments accounted for using equity method | Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 578	$ 18